Related Parties (Narrative) (Details) ₪ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 02, 2018 ILS (₪)	Jul. 19, 2016 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of transactions between related parties [line items]
Share-based payments			$ 1,841	$ 1,865	$ 1,285
Bonus to CEO | ₪		₪ 900
NIS [Member]
Disclosure of transactions between related parties [line items]
CEO salary per month | ₪	₪ 90	₪ 80
Total compensation to directors employed by the Company [Member]
Disclosure of transactions between related parties [line items]
Share-based payments			255	82	78
Compensation to independent directors [Member]
Disclosure of transactions between related parties [line items]
Share-based payments			$ 519	$ 194	$ 287